Fair value of financial instruments - Level 3 assets and liabilities held at fair value disaggregated by product type (Details) - Significant unobservable inputs (Level 3) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Assets	£ 17,554	£ 17,773
Liabilities	(6,413)	(7,461)
Corporate debt
Disclosure of detailed information about financial instruments [line items]
Assets	1,710	1,677
Liabilities	(35)	(49)
Reverse repurchase and repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Assets	44	37
Liabilities	(643)	(434)
Non-asset backed loans
Disclosure of detailed information about financial instruments [line items]
Assets	7,946	8,105
Liabilities	0	0
Private equity investments
Disclosure of detailed information about financial instruments [line items]
Assets	138	140
Liabilities	0	0
Other
Disclosure of detailed information about financial instruments [line items]
Assets	3,184	2,641
Liabilities	(466)	(615)
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	2,520	2,361
Liabilities	(2,043)	(2,858)
Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	182	1,513
Liabilities	(176)	(1,474)
Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	342	290
Liabilities	(694)	(603)
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	1,488	1,009
Liabilities	£ (2,356)	£ (1,428)